Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts
The following table presents the information required by Rule 12-09 of Regulation S-X in regards to valuation and qualifying accounts for each of the periods presented:

Description	Balance at beginning of period	Additions (i)	Deductions (ii)	Translation	Balance at end of period
Year ended December 31, 2017:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$16,367	$6,386	$(1,244)	$(42)	$21,467
Valuation allowance on deferred tax assets	290,620	8,382	(27,515)	164	271,651
Reported as liabilities:
Provision for contingencies	18,112	36,160	(26,137)	(179)	27,956
Total	$325,099	$50,928	$(54,896)	$(57)	$321,074
Year ended December 31, 2016:
Deducted from assets accounts:
Allowance for doubtful accounts	$12,768	$5,367	$(1,647)	$(121)	$16,367
Valuation allowance on deferred tax assets	297,891	36,778	(24,967)	(19,082)	290,620
Reported as liabilities:
Provision for contingencies	20,578	28,577	(32,049)	1,006	18,112
Total	$331,237	$70,722	$(58,663)	$(18,197)	$325,099
Year ended December 31, 2015:
Deducted from assets accounts:
Allowance for doubtful accounts	$9,373	$6,656	$(2,615)	$(646)	$12,768
Valuation allowance on deferred tax assets	301,012	49,879	(401)	(52,599)	297,891
Reported as liabilities:
Provision for contingencies	12,204	37,729	(24,858)	(4,497)	20,578
Total	$322,589	$94,264	$(27,874)	$(57,742)	$331,237

(i)	Additions in valuation allowance on deferred tax assets are charged to income tax expense.

Additions in provision for contingencies are explained as follows:

Fiscal years 2017, 2016 and 2015 – Relate to the accrual of $36,160, $28,577 and $37,729, respectively. See Note 18 for details.

(ii)	Deductions in valuation allowance on deferred tax assets are charged to income tax expense.

Deductions in provision for contingencies are explained as follows:
Corresponds to the settlements and reclassifications amounting to $25,427 and $710, respectively, during fiscal year 2017; $20,554 and $11,495, respectively, during fiscal year 2016; and $23,415 and $1,443, respectively, during fiscal year 2015; as discussed in Note 18.

(iii)	At December 31, 2017, presented in the consolidated balance sheet as follow: $19,791 within Accounts and notes receivable, net and $1,676 within Other receivables.